7 STOCK HOLDER'S EQUITY (DEFICIENCY) (Details Narrative) (USD $)	1 Months Ended				2 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended				3 Months Ended		4 Months Ended
	Dec. 31, 2012	May 31, 2012	Aug. 31, 2011	Jun. 30, 2011	Oct. 31, 2012	Dec. 31, 2012	Jul. 05, 2012	Jul. 31, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Oct. 02, 2011	Feb. 10, 2010	Dec. 31, 2011 CEO	Dec. 31, 2011 CFO	Sep. 30, 2012 CFO	Sep. 30, 2012 Consultant
Common stock issued - total																1,851,000
Common stock issued for parent company												5,250,000	750,000
Common shares issued for cash (shares)		4,650,000	255,000	210,000	400,000
Proceeds from sale of stock		$ 155,000	$ 8,500	$ 7,000	$ 100,000
Price per share	$ 0.25	$ 0.0333	$ 0.033	$ 0.033	$ 0.25									$ 0.033	$ 0.033	$ 0.0333	$ 0.0333
Stock base compensation (shares)														3,000,000	534,000	366,000
Stock base compensation (amount)	12,500									189,000				117,800		61,700	18,750
Stock base compensation per month								21,000
Common stock issued for consulting services (shares)	50,000					500,000											1,500,000
Common stock issued for consulting services (amount)									124,200		117,800						50,000
Common stock issued for legal services (shares)																750,000
Common stock issued for admin services (shares)																735,000
Common stock issued for dividend							12,000,000
Common stock issued for acquisition						100,000
Stock option granted						800,000
Percentage of revenues																	0.05
Common stock outstanding	19,050,000					19,050,000	18,000,000			19,050,000	9,999,000
Dividend ratio							2
Exercise price						$ 0.30
Options immediately vested						200,000
Options monthly vested						50,000		100,000
Options vested total										900,000
Options available	3,400,000					3,400,000				3,400,000
Options remaining term	2.58					2.58				2.58
Professional fee																	$ 10,000